DEBT - Convertible debt agreements (Details)								1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 20, 2023 USD ($) $ / shares shares	Sep. 08, 2023 USD ($) shares	Jun. 29, 2023 USD ($)	Dec. 06, 2022 USD ($) $ / shares shares	Dec. 02, 2022 USD ($) shares	Aug. 26, 2022 USD ($) shares	May 09, 2022 shares	Oct. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Jan. 31, 2020 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares D	Sep. 19, 2023 $ / shares	Dec. 31, 2021 $ / shares
Debt
Issuance of shares, net of cancellations and issuance costs													$ 163,573
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Exercise price of warrants | $ / shares															$ 11.50
Loss on debt extinguishment												$ (9,743,043)	$ (9,743,043)	$ (192,731)	$ (2,597,842)
Threshold trading days | D															20
Threshold consecutive trading days | D															30
Convertible stock price trigger | $ / shares															$ 18.00
Convertible conversion ratio															86.95652173913043
Principal amount															$ 1,000
Aggregate principal amount															25.00%
Conversion of Subordinated Convertible Notes to common stock													$ 919,546
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001					0.0001			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Proceeds from issue of redeemable convertible preferred stock													$ 9,526,000
Other financing expense													(2,500,000)
Legal and other related cost													1,500,000
Lender cost													$ 100,000
Series A Preferred Stock
Debt
Conversion price per share | $ / shares									$ 1.00			1.00	$ 1.00
Proceeds from issue of redeemable convertible preferred stock								$ 900,000	$ 9,500,000
Issuance of redeemable convertible preferred stock | shares							10,029	900					9,526
Securities Purchase Agreement
Debt
Initial conversion price | $ / shares									$ 1.00			$ 1.00	$ 1.00
Conversion price per share | $ / shares	$ 1.00
Exercise price of warrants | $ / shares	$ 1.00
Debt instrument purchase price (as percentage)	300.00%
Shareholders approved (as percentage)									51.20%
Securities Purchase Agreement | Maximum
Debt
Conversion limit until shareholder approval (as percentage)									19.95%
Securities Purchase Agreement | Minimum
Debt
Shareholder approval required (as percentage)									50.00%
Securities Purchase Agreement | Series A Preferred Stock
Debt
Issuance of shares, net of cancellations and issuance costs	$ 10,400,000
Issuance of shares, net of cancellations and issuance costs (in shares) | shares	10,426
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Shares issued price per share | $ / shares	$ 1,000
Convertible conversion ratio									1.00
Securities Purchase Agreement | Noteholder Investor
Debt
Number of common stock shares, called by warrants | shares									1,404,524			1,404,524	1,404,524
Proceeds from issue of redeemable convertible preferred stock									$ 6,400,000
Securities Purchase Agreement | Noteholder Investor | Series A Preferred Stock
Debt
Issuance of redeemable convertible preferred stock | shares									6,376
Securities Purchase Agreement | Non-Noteholder Investors
Debt
Number of common stock shares, called by warrants | shares									3,150,000			3,150,000	3,150,000
Proceeds from issue of redeemable convertible preferred stock									$ 3,200,000				$ 3,150,000
Other financing expense													$ (2,472,915)
Securities Purchase Agreement | Non-Noteholder Investors | Series A Preferred Stock
Debt
Issuance of redeemable convertible preferred stock | shares									3,150
Convertible debt agreements
Debt
Equipment financing arrangements to purchase capital equipment						$ 30,000,000
Subordinated convertible notes
Debt
Equipment financing arrangements to purchase capital equipment						17,450,000
Issuance of shares, net of cancellations and issuance costs (in shares) | shares				36,469
Measurement Input, Asset Price [Member] | Senior Convertible Notes warrants
Debt
Warrants measurement input									0.97			0.97	0.97
Measurement Input, Risky Yield [Member] | Series A Preferred Stock
Debt
Equity securities, measurement input									0.420			0.420	0.420
Expected Volatility | Series A Preferred Stock
Debt
Equity securities, measurement input									0.650			0.650	0.650
Expected Volatility | Senior Convertible Notes warrants
Debt
Warrants measurement input									0.650			0.650	0.650
Risk-Free Interest rate | Series A Preferred Stock
Debt
Equity securities, measurement input									0.050			0.050	0.050
Risk-Free Interest rate | Senior Convertible Notes warrants
Debt
Warrants measurement input									0.045			0.045	0.045
Dividend Yield | Senior Convertible Notes warrants
Debt
Warrants measurement input									0			0	0
Expected Life | Senior Convertible Notes warrants
Debt
Term of warrants (in years)									5 years			5 years	5 years
Senior Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment				$ 16,960,000		16,960,000
Maturity				3 years
Initial conversion price | $ / shares																$ 5.50
Interest rate per annum				9.00%
Frequency of periodic payment			quarterly
Debt installment payments			$ 847,990
Debt repayment commencement date			Oct. 01, 2024
Senior Convertible Notes | Securities Purchase Agreement
Debt
Conversion of Subordinated Convertible Notes to common stock	$ 3,400,000
Senior Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants | shares				169,597
Exercise price of warrants | $ / shares				$ 11.50
Senior Convertible Notes | Measurement Input, Asset Price [Member]
Debt
Debt instrument, measurement input | $ / shares				8.69					1.04			1.04	1.04		5.56
Senior Convertible Notes | Measurement Input, Risky Yield [Member]
Debt
Debt instrument, measurement input				0.3080					0.2670			0.2670	0.2670		0.3180
Senior Convertible Notes | Expected Volatility
Debt
Debt instrument, measurement input				0.40					0.60			0.60	0.60		0.45
Senior Convertible Notes | Risk-Free Interest rate
Debt
Debt instrument, measurement input				0.0407					0.0499			0.0499	0.0499		0.0423
Subordinated Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment				$ 17,450,000
Maturity				3 years											3 years
Initial conversion price | $ / shares																$ 5.20
Issuance of shares, net of cancellations and issuance costs (in shares) | shares				290,244
Shares issued in debt conversion | shares		192,381
Conversion of Subordinated Convertible Notes to common stock		$ 1,000,000
Fair value of debt converted		$ 900,000
Subordinated Convertible Notes | Securities Purchase Agreement
Debt
Conversion of Subordinated Convertible Notes to common stock	$ 12,100,000
Subordinated Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants | shares				1,745,310
Subordinated Convertible Notes | Prime Rate [Member]
Debt
Spread on interest rate				9.00%											9.00%
Subordinated Convertible Notes | Measurement Input, Asset Price [Member]
Debt
Debt instrument, measurement input | $ / shares				8.69					1.04			1.04	1.04		5.56
Subordinated Convertible Notes | Measurement Input, Risky Yield [Member]
Debt
Debt instrument, measurement input				0.4020					0.3610			0.3610	0.3610		0.4120
Subordinated Convertible Notes | Expected Volatility
Debt
Debt instrument, measurement input				0.40					0.60			0.60	0.60		0.45
Subordinated Convertible Notes | Risk-Free Interest rate
Debt
Debt instrument, measurement input				0.0401					0.0491			0.0491	0.0491		0.0419
Subordinated Loan and Security Agreement
Debt
Equipment financing arrangements to purchase capital equipment						$ 2,547,879
Number of common stock shares, called by warrants | shares						296,456
Issuance of shares, net of cancellations and issuance costs (in shares) | shares						42,464
Subordinated debt															$ 0
Loss on debt extinguishment															$ (2,405,111)
Shares issued in debt conversion | shares				80,000	80,000
Conversion of Subordinated Convertible Notes to common stock				$ 800,000	$ 800,000
First loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment											$ 3,800,000
Maturity											4 years
Second loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment										$ 2,000,000
Maturity										3 years